Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of carrying amount of goodwill [Abstract]
Opening balance	$ 872,424	$ 724,193
Acquisition of subsidiaries	49,416	116,416
Classifications	1,585	3,066
Foreign currency translation adjustments	9,429	28,749
Closing balance	$ 932,854	$ 872,424